Capital Structure, Common Stock (Details) $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
	Dec. 21, 2016 USD ($) $ / shares shares	Dec. 13, 2016 USD ($) $ / shares shares	Nov. 23, 2016 USD ($) $ / shares shares	Aug. 10, 2016 USD ($) $ / shares shares	Jan. 08, 2016	Oct. 21, 2015 USD ($) $ / shares shares	Sep. 29, 2015 USD ($) $ / shares shares	Sep. 11, 2015 USD ($) $ / shares shares	Mar. 12, 2015 USD ($) $ / shares shares	Oct. 21, 2015 USD ($) Tranche $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Common Stock [Abstract]
Issuance of common stock and warrants (in shares) | shares	1,300,000	10,000,000	1,305,000	1,180,000
Net proceeds from issuance of common stock | $	$ 1,775	$ 13,081	$ 3,210	$ 4,080
Price per share (in dollars per share) | $ / shares	$ 1.49		$ 2.75	$ 4.15
Reverse stock split ratio					0.2
Number of shares that can be purchased with outstanding warrants (in shares) | shares	1,500,000	10,000,000									12,065,000
Combined purchase price of shares and warrants (in dollars per share) | $ / shares		$ 1.50
Purchase price per warrant (in dollars per share) | $ / shares	$ 0.01
Repayments of related party debt | $											$ 6,900	$ 0	$ 0
Class A Warrants [Member]
Common Stock [Abstract]
Issuance of warrants (in shares) | shares	1,500,000	10,000,000
Jelco [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares) | shares						3,476,520	2,655,740	3,889,980	5,000,100	10,022,240
Net proceeds from issuance of common stock | $						$ 3,129	$ 2,390	$ 3,501	$ 4,500	$ 9,020
Price per share (in dollars per share) | $ / shares						$ 0.90	$ 0.90	$ 0.90	$ 0.90	$ 0.90
Number of tranches | Tranche										3
Repayments of related party debt | $		$ 6,900
Chief Executive Officer [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares) | shares									333,400
Net proceeds from issuance of common stock | $									$ 300
Price per share (in dollars per share) | $ / shares									$ 0.90